united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/25

Item 1. Reports to Stockholders.

(a)

Hunter Small Cap Value Fund

Class I (HSCVX)

Annual Shareholder Report - July 31, 2025

Fund Overview

This annual shareholder report contains important information about Hunter Small Cap Value Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.hunterfunds.com/fund-documents. You can also request this information by contacting us at 1-833-835-1171. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.95%

How did the Fund perform during the reporting period?

For our second complete fiscal year, the Hunter Small Cap Value Fund (the "Fund") again outperformed its primary benchmark, posting a -3.22% return vs -4.27% for the Russell 2000 Value. While we prefer to see strong absolute and relative returns like we did last year when the fund posted a 16% return net of fees, we are heartened by the fact that we outperformed in a down period. This has historically been the case for our strategies, and a primary reason for our strong relative and absolute outperformance over full market cycles.

Last year our outperformance was led by Technology, Industrials and Real Estate. This year, our greatest total contributions came from Health Care, Financials and a repeat strong performance from the Industrials sector. Consumer Staples and Materials were our two largest lagging sectors. In keeping with our portfolio goals, our outperformance was again achieved with lower standard deviation and beta vs the benchmark which we continue to believe is a positive signal that our portfolio is comprised of more defensive and higher-quality companies than the Russell 2000 Value. We were also pleased to see that we had positive stock selection and positive allocation effect in Energy which was the worst performing sector for the benchmark. Similarly, our outperformance in Health Care, which was the second worst performing sector in the Russell 2000 value, was defined more by what we didn’t own than what we did own. The sector was down 22% for the year in the benchmark while our Health Care holdings in the Fund were down just 3%. Our general avoidance of more speculative biotech stocks was a key component here.

In terms of detractors, one holding in the Consumer Staples sector contributed the lions-share of the underperformance, while one stock in the packaging space that we have owned for several years, drove the negative attribution in Materials. Both stocks remain in our portfolios at slightly smaller position sizes, as we continue to believe they are reasonably high-quality companies that are going through some temporary challenges. As is always the case, we continue to have discussions about where we might be wrong with each of our holdings, and we are willing to reevaluate all of our positions in light of new evidence or data that might suggest we were off the mark with our original thesis or assessment of the quality of the company.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Hunter Small Cap Value Fund
S&P 500® Index
Russell 2000® Value Index
$175,000
$160,000
$145,000
$130,000
$115,000
$100,000
$174,024
$125,076
$124,599
Dec-2022
Jul-2023
Jul-2024
Jul-2025

	Hunter Small Cap Value Fund	S&P 500® Index	Russell 2000® Value Index
Dec-2022	$100,000	$100,000	$100,000
Jul-2023	$111,400	$122,468	$112,511
Jul-2024	$129,232	$149,592	$130,154
Jul-2025	$125,076	$174,024	$124,599

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2022)
Hunter Small Cap Value Fund	-3.22%	9.03%
S&P 500® Index	16.33%	23.86%
Russell 2000® Value Index	-4.27%	8.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$52,627,128
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$282,877
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	5.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
26.0%
Industrials
14.6%
Consumer Discretionary
12.7%
Real Estate
9.4%
Technology
7.6%
Money Market Funds
5.7%
Consumer Staples
5.4%
Materials
5.3%
Health Care
4.5%
Energy
3.6%
Utilities
2.8%
Communications
2.7%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Communications	2.7%
Utilities	2.8%
Energy	3.6%
Health Care	4.5%
Materials	5.3%
Consumer Staples	5.4%
Money Market Funds	5.7%
Technology	7.6%
Real Estate	9.4%
Consumer Discretionary	12.7%
Industrials	14.6%
Financials	26.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.7%
Prosperity Bancshares, Inc.	3.0%
Black Hills Corporation	2.9%
Match Group, Inc.	2.7%
Hanover Insurance Group, Inc. (The)	2.7%
UMH Properties, Inc.	2.6%
Lazard, Inc.	2.6%
Littelfuse, Inc.	2.4%
Axis Capital Holdings Ltd.	2.4%
Graphic Packaging Holding Company	2.4%

Material Fund Changes

At the most recent board meeting held on September 9, 2025, the Trust's Board of Trustees approved the reduction of the operating expense limitation from 0.95% to 0.90% of the average daily  net assets. The reduction will be effective on December 1, 2025, through November 30, 2026.

Hunter Small Cap Value Fund - Class I (HSCVX)

Annual Shareholder Report - July 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.hunterfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073125-HSCVX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(2)	Not applicable

(a)(3)	Not applicable

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for the last fiscal year for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are as follows:

2025	$16,100
2024	$15,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$3,200
2024	$3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended July 31, 2025 and July 31, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2025 and July 31, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hunter Small Cap Value Fund

Class I HSCVX

ANNUAL FINANCIAL STATEMENTS and ADDITIONAL INFORMATION

July 31, 2025

www.hunterfunds.com

1-833-835-1171

This financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Fund’s prospectus carefully before investing in the Fund.

HUNTER SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6%
	AEROSPACE & DEFENSE - 0.6%
6,135	Mercury Systems, Inc.(a)	$322,640

	APPAREL & TEXTILE PRODUCTS - 1.0%
27,330	Levi Strauss & Company, Class A	538,128

	ASSET MANAGEMENT - 0.7%
5,100	Cohen & Steers, Inc.	375,156

	AUTOMOTIVE - 4.0%
45,395	Gentex Corporation	1,199,335
9,390	Lear Corporation	885,383
		2,084,718
	BANKING - 17.5%
44,130	Columbia Banking System, Inc.	1,050,294
46,170	First Community Corporation	1,143,863
17,015	Hancock Whitney Corporation	1,016,136
43,975	Old Second Bancorp, Inc.	746,256
10,890	Pinnacle Financial Partners, Inc.	957,122
23,620	Prosperity Bancshares, Inc.	1,573,565
29,860	Provident Financial Services, Inc.	544,049
11,655	SouthState Corporation	1,097,551
8,880	Wintrust Financial Corporation	1,136,462
		9,265,298
	CHEMICALS - 1.3%
6,035	Quaker Chemical Corporation	690,525

	COMMERCIAL SUPPORT SERVICES - 1.5%
11,905	TriNet Group, Inc.	807,278

	CONSTRUCTION MATERIALS - 1.6%
4,620	Simpson Manufacturing Company, Inc.	828,967

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	CONTAINERS & PACKAGING - 2.4%
57,195	Graphic Packaging Holding Company	$1,278,880

	E-COMMERCE DISCRETIONARY - 1.2%
10,755	Etsy, Inc.(a)	626,694

	ELECTRIC UTILITIES - 2.9%
25,985	Black Hills Corporation	1,501,413

	ELECTRICAL EQUIPMENT - 4.0%
4,205	Generac Holdings, Inc.(a)	818,671
4,975	Littelfuse, Inc.	1,280,217
		2,098,888
	FOOD - 3.6%
44,540	Flowers Foods, Inc.	705,959
18,160	John B Sanfilippo & Son, Inc.	1,149,709
		1,855,668
	HEALTH CARE FACILITIES & SERVICES - 2.2%
7,745	Ensign Group, Inc. (The)	1,161,750

	HOME CONSTRUCTION - 3.7%
4,810	Armstrong World Industries, Inc.	905,098
2,585	Cavco Industries, Inc.(a)	1,043,487
		1,948,585
	HOUSEHOLD PRODUCTS - 1.8%
42,840	Reynolds Consumer Products, Inc.	963,472

	INDUSTRIAL REIT - 1.3%
14,430	First Industrial Realty Trust, Inc.	703,030

	INDUSTRIAL SUPPORT SERVICES - 1.0%
8,235	Core & Main, Inc., Class A(a)	524,075

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
26,305	Lazard, Inc.	$1,367,334

	INSURANCE - 5.1%
13,630	Axis Capital Holdings Ltd.	1,279,039
8,205	Hanover Insurance Group, Inc. (The)	1,408,224
		2,687,263
	INTERNET MEDIA & SERVICES - 2.7%
41,320	Match Group, Inc.	1,416,036

	MACHINERY - 5.2%
12,305	Cactus, Inc., Class A	520,625
8,290	Esab Corporation	1,112,269
7,550	Middleby Corporation (The)(a)	1,096,260
		2,729,154
	MEDICAL EQUIPMENT & DEVICES - 2.3%
11,350	Globus Medical, Inc., Class A(a)	597,350
8,015	Haemonetics Corporation(a)	593,431
		1,190,781
	MULTI ASSET CLASS REIT - 1.8%
60,625	Elme Communities	914,224

	OIL & GAS PRODUCERS - 3.6%
41,120	Magnolia Oil & Gas Corporation, Class A	979,479
18,605	Matador Resources Company	928,017
		1,907,496
	REAL ESTATE SERVICES - 2.8%
2,135	Jones Lang LaSalle, Inc.(a)	577,219
28,490	Marcus & Millichap, Inc.	887,748
		1,464,967
	RESIDENTIAL REIT - 3.5%
27,900	Independence Realty Trust, Inc.	467,883
84,045	UMH Properties, Inc.	1,368,253
		1,836,136

The accompanying notes are an integral part of these financial statements.

HUNTER SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	RETAIL - DISCRETIONARY - 2.8%
20,055	Academy Sports & Outdoors, Inc.	$1,018,593
6,365	BlueLinx Holdings, Inc.(a)	466,364
		1,484,957
	SEMICONDUCTORS - 4.8%
7,835	Coherent Corporation(a)	843,046
23,265	Tower Semiconductor Ltd.(a)	1,064,374
36,880	Vishay Intertechnology, Inc.	604,463
		2,511,883
	SOFTWARE - 1.7%
8,500	Omnicell, Inc.(a)	263,585
20,500	Ziff Davis, Inc.(a)	637,960
		901,545
	TECHNOLOGY SERVICES - 1.1%
7,810	WNS Holdings Ltd.(a)	584,110

	TRANSPORTATION & LOGISTICS - 2.3%
11,300	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	1,202,659

	TOTAL COMMON STOCKS (Cost $43,639,149)	49,773,710

	SHORT-TERM INVESTMENT — 5.7%
	MONEY MARKET FUND - 5.7%
2,987,733	First American Treasury Obligations Fund, Class X, 4.19%(b) (Cost $2,987,733)	2,987,733

	TOTAL INVESTMENTS - 100.3% (Cost $46,626,882)	$52,761,443
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(134,315)
	NET ASSETS - 100.0%	$52,627,128

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2025

ASSETS
Investment securities:
At cost	$46,626,882
At fair value	$52,761,443
Receivable for securities sold	212,532
Dividends and interest receivable	16,426
Prepaid expenses	4,773
TOTAL ASSETS	52,995,174

LIABILITIES
Payable for investments purchased	318,568
Investment advisory fees payable	24,508
Payable to related parties	11,395
Accrued expenses and other liabilities	13,575
TOTAL LIABILITIES	368,046
NET ASSETS	$52,627,128

Net Assets Consist of:
Paid-in-Capital ($0 par value, unlimited shares authorized)	$47,613,751
Accumulated Earnings	5,013,377
Net Assets	$52,627,128

Net Asset Value Per Share:
Class I Shares:
Net Assets	$52,627,128
Shares of beneficial interest outstanding	4,364,458
Net Asset Value (Net Assets÷Shares Outstanding), Offering and Redemption Price Per Share	$12.06

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2025

INVESTMENT INCOME
Dividends (net of $7,558 foreign withholding taxes)	$823,163
Interest	161,093
TOTAL INVESTMENT INCOME	984,256

EXPENSES
Investment advisory fees	500,369
Administrative services fees	74,085
Transfer agent fees	28,288
Legal fees	27,000
Compliance officer fees	24,357
Audit fees	19,387
Trustees’ fees and expenses	12,800
Registration fees	10,176
Custodian fees	7,603
Printing and postage expenses	6,991
Insurance fees	3,385
Miscellaneous fees	3,420
TOTAL EXPENSES	717,861
Less: Fees waived by the Adviser	(217,492)
NET EXPENSES	500,369

NET INVESTMENT INCOME	483,887

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(1,153,777)
Net change in unrealized appreciation (deppreciation) on investments	(1,014,589)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,168,366)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,684,479)

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
FROM OPERATIONS
Net investment income	$483,887	$306,443
Net realized gain (loss) on investments	(1,153,777)	771,984
Net change in unrealized appreciation (depreciation) of investments	(1,014,589)	5,863,825
Net increase (decrease) in net assets resulting from operations	(1,684,479)	6,942,252

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(1,377,501)	(312,343)
Net decrease in net assets from distributions to shareholders	(1,377,501)	(312,343)

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	1,847,960	21,256,930
Net asset value of shares issued in reinvestment of distributions	1,377,501	312,343
Cost of shares redeemed	(569,607)	(928,584)
Net increase in net assets from shares of beneficial interest	2,655,854	20,640,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	(406,126)	27,270,598

NET ASSETS
Beginning of Year	53,033,254	25,762,656
End of Year	$52,627,128	$53,033,254

SHARE ACTIVITY
Class I:
Shares Sold	152,856	1,890,506
Shares Reinvested	104,913	29,191
Shares Redeemed	(45,072)	(80,214)
Net increase in shares of beneficial interest outstanding	212,697	1,839,483

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund - Class I

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding throughout each period presented.

	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024		For the Period Ended July 31, 2023*
Net Asset Value, Beginning of Period	$12.77	$11.14		$10.00
Increase From Operations:
Net investment income (a)	0.11	0.10		0.08
Net gain (loss) from investments (both realized and unrealized)	(0.50)	1.66		1.06
Total from operations	(0.39)	1.76		1.14

Less Distributions:
From net investment income	(0.07)	(0.06)		-
From net realized gains on investments	(0.25)	(0.07)		-
Total Distributions	(0.32)	(0.13)		-

Net Asset Value, End of Period	$12.06	$12.77		$11.14

Total Return (b)	(3.22)%	16.01%		11.40	%(c)

Net assets, end of period (in 000’s)	$52,627	$53,033		$25,763

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (d)	1.36%	1.67%		2.34	%(e)
Ratio of net expenses to average net assets	0.95%	1.02	%(f)	1.25	%(e)
Ratio of net investment income to average net assets	0.92%	0.86%		1.23	%(e)
Portfolio turnover rate	33%	39%		29	%(c)

*	Hunter Small Cap Value Fund commenced operations on December 28, 2022.
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.
(c)	Not annualized.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Annualized.
(f)	Effective December 1, 2023, the operating expense limitation was reduced to 0.95% from 1.25%.

The accompanying notes are an integral part of these financial statements.

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1.	ORGANIZATION

Hunter Small Cap Value Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced investment operations on December 28, 2022. The investment objective is to seek capital appreciation. The Fund currently offers Class I shares.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of its portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Valuation of Underlying Funds – The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods approved by the boards of directors of the Underlying Funds. As of July 31, 2025, the Fund did not hold any closed-end investment companies.

Open-end funds are valued at their respective net asset values (“NAV”) as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Fund’s adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2025, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$49,773,710	$-	$-	$49,773,710
Money Market Fund	2,987,733	-	-	2,987,733
Total Assets	$52,761,443	$-	$-	$52,761,443

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

Dividends and Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended July 31, 2023 through July 31, 2024 or expected to be taken in the Fund’s July 31, 2025 year-end tax return.

The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the year ended July 31, 2025, the Fund did not incur any interest or penalties. The

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINICIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include but are not limited to cash positions risk, cybersecurity risk, equity securities risk, financial sectors risk, foreign (non-US) investment risk, gap risk, geographic risk, IPO risk, issuer-specific risk, large shareholder transactions risk, liquidity risk, management risk, market events risk, market risk, money market fund risk, micro-cap companies risk, new fund risk, portfolio turnover risk, sector risk, securities lending risk, small cap companies risk, underlying funds risk, U.S. government securities risk, valuation risk, value-style investing risk and volatility risk.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, tariffs, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s NAV. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Market Events Risk – There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The U.S. government and the Federal Reserve may, conversely, reduce market support activities, including by increasing interest rates. Such reductions, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Management Risk – The risk that investment strategies employed by the Fund’s adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies. Management risk includes the risk that the quantitative model used by the Adviser may not perform as expected, particularly in volatile markets.

Small Cap Companies Risk – The Fund will invest in smaller issuers which are more volatile and less liquid than investments in issuers with larger market capitalizations. Small market capitalization issuers are not as diversified in their business activities as issuers with larger market capitalizations and are more susceptible to changes in the business cycle. The prices of securities of small market capitalization issuers generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid-cap company may lose substantial value. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

The small capitalization equity securities in which the Fund invests may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. These securities may also be subject to wide fluctuations in market value. The trading market for any given small capitalization equity security may be sufficiently small as to make it difficult for the Fund to dispose of a substantial block of such securities. The sale by the Fund of portfolio securities to meet redemptions may require the Fund to sell its small capitalization securities at a discount from market prices or during periods when, in the Adviser’s judgment, such sale is not desirable. Moreover, the lack of an efficient market for these securities may make them difficult to value.

Equity Securities Risk – The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Money Market Fund Risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, SEC rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. These rule amendments may impact the Fund’s use of prime money market mutual funds for capital preservation purposes.

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

Sector Risk – If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Financials Sector Risk – The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Value-Style Investing Risk – Value securities, including those selected by the portfolio manager for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund’s value discipline may result in a portfolio of stocks that differs materially from its illustrative index.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended July 31, 2025, amounted to $19,147,026 and $16,396,752, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hunter Perkins Capital Management, LLC dba Hunter Capital Management serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. For the year ended July 31, 2025, the Adviser earned management fees of $500,369.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (the “Waiver Agreement”), until at least November 30, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses such as litigation expenses) will not exceed 0.95% of the Fund’s average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the waiver was made or the expense reimbursed. Prior to December 1, 2023, the expense limitation was 1.25%.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 0.95% of average underlying daily net assets, the Adviser shall be entitled to recoup from the Fund for such waived fees or reimbursed expenses, provided that such recoupment does not cause the Fund’s expenses to exceed 0.95% (or, if lower, the expense limits in place at the time of recoupment). If the Fund’s operating expenses subsequently exceed 0.95% per annum of the average daily net assets, the recoupments shall be suspended. During the year

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

ended July 31, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $217,492 pursuant to the Waiver Agreement.

As of July 31, 2025, the Adviser had $571,037 of waived and/or reimbursed expenses that may be recovered by the following:

July 31, 2026	July 31, 2027	July 31, 2028
$121,123	$232,422	$217,492

Northern Lights Distributors, LLC (the “Distributor” or “NLD”) is the distributor for the shares of the Fund.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2025, was as follows:

Cost for Federal Tax purposes	$46,821,734

Unrealized Appreciation	8,136,320
Unrealized Depreciation	(2,196,611)
Tax Net Unrealized Appreciation	$5,939,709

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of that fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2025, Charles Schwab & Co. held approximately 100.0% of voting securities of the Fund.

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended July 31, 2025, and July 31, 2024, was as follows:

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
Ordinary Income	$364,459	$303,586
Long-Term Capital Gain	1,013,042	8,757
Return of Capital	-	-
	$1,377,501	$312,343

As of July 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$445,095	$1,478	$(1,372,905)	$5,939,709	$5,013,377

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

At July 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,182,986	$189,919	$1,372,905	$-

9.	SECTOR CONCENTRATION

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2025, the Fund had 26.0% of the value of its net assets invested within the Financials sector.

Hunter Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

10.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

At the most recent board meeting held on September 9, 2025, the Board approved the reduction of the operating expense limitation from 0.95% to 0.90% of the average daily net assets. The reduction will be effective on December 1, 2025 through November 30, 2026.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Hunter Small Cap Value Fund and Board of Trustees of

Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hunter Small Cap Value Fund (the “Fund”), a series of Two Roads Shared Trust, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period December 28, 2022 (commencement of operations) through July 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and for the period December 28, 2022 through July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

Hunter Small Cap Value Fund

ADDITIONAL INFORMATION (Unaudited)

July 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30, as well as a description of the policies and procedures that the Fund used to determine how to vote proxies, is available without charge, upon request, by calling 1-833-835-1171 or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino

/s/ James Colantino
Principal Executive Officer/President

Date:	10/8/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino

/s/ James Colantino
Principal Executive Officer/President

Date:	10/8/25

By Laura Szalyga

/s/ Laura Szalyga
Principal Financial Officer/Treasurer

Date:	10/8/25